Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Shares At Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2009	$ 92	$ 291,736	$ (20,091)	$ 100	$ (90,931)	$ 180,906
Balance, shares at Dec. 31, 2009	34,287,893
Exercise of options	3	4,932				4,935
Exercise of options, shares	979,982
Share-based compensation expense		4,207				4,207
Other comprehensive income (loss), net				59		59
Net income (loss)					14,062	14,062
Balance at Dec. 31, 2010	95	300,875	(20,091)	159	(76,869)	204,169
Balance, shares at Dec. 31, 2010	35,267,875
Exercise of options	2	4,472				4,474
Exercise of options, shares	1,057,122
Share-based compensation expense		6,564				6,564
Other comprehensive income (loss), net				(502)		(502)
Net income (loss)					(53,654)	(53,654)
Balance at Dec. 31, 2011	97	311,911	(20,091)	(343)	(130,523)	161,051
Balance, shares at Dec. 31, 2011	36,324,997
Exercise of options	1	735				736
Exercise of options, shares	240,171
Share-based compensation expense		5,460				5,460
Other comprehensive income (loss), net				(147)		(147)
Net income (loss)					(23,391)	(23,391)
Balance at Dec. 31, 2012	$ 98	$ 318,106	$ (20,091)	$ (490)	$ (153,914)	$ 143,709
Balance, shares at Dec. 31, 2012	36,565,168